Other Investments	12 Months Ended
Dec. 31, 2023
Other Investments [Abstract]
Other investments
20.	Other investments

(In thousands)	December 31, 2022	December 31, 2023
Current(i) (ii) (iii)	11,690	7,613

Note:

(i)	In June 2020, the Company made an investment in an investment fund, which was classified as an equity security, for a cash consideration of US$15,000 thousand, for which the underlying assets were mainly comprised of debt securities and equity securities. It is redeemable at the option of the Company with one-month notice. The equity security was measured and recorded at fair value on a recurring basis based on the quoted price by the investment fund which was the executable transaction prices and the amounts that redemption and new purchases can be made and classified as level 2 inputs. There was a fair value loss of US$5,543 thousand for the year ended December 31, 2022 and a fair value gain of US$566 thousand for the year ended December 31, 2023. As of December 31, 2023, the fair value of the investment was US$7,610 thousand.

(ii)	In June 2020, the Company made an investment in an investment fund, which was classified as a debt security carried at fair value, for a cash consideration of US$17,100 thousand, for which the underlying assets were mainly comprised of unlisted bonds and subordinated debentures, for a period of 3 years. The debt security was measured and recorded at fair value on a recurring basis based on the quoted price by the asset management company, which was the executable transaction prices and the amounts that redemption and new purchases can be made and classified as level 2 inputs. There was a fair value loss of US$7,415 thousand for the year ended December 31,2022 and a fair value loss of US$3,314 thousand for the year ended December 31, 2023. In December, 2023, the Company fully redeemed the investment with amount of US$1.3 million.

(iii)	In October 2022, the Company purchased a publicly traded stock of 100 shares for a cash consideration of JPY364,148 on the Japanese stock market. As of December 31, 2023, the fair value of the investment was US$3 thousand (JPY364,148).